Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 22,654,262	$ 4,323,823
Trade and other receivables	33,801,990	22,424,596
Investments	131,342	124,998
Loans receivable	176,931	194,389
Income tax receivable	356,366	290,077
Prepaid expenses	2,145,184	576,802
Total current assets	59,266,075	27,934,685
Non-current
Property and equipment	247,988	354,850
Right-of-use assets	2,885,662	2,848,400
Long-term investment		2,606,100
Investment in associates and joint ventures	885,269	1,026,910
Long-term portion of prepaid expenses	261,922	263,196
Intangible assets	129,138,595	81,106,007
Goodwill	195,097,659	106,181,086
Total Assets	387,783,170	222,321,234
Current
Accounts payable and accrued liabilities	34,391,221	23,602,547
Contract liabilities	3,890,569	1,625,594
Income tax payable	114,094
Current portion of long-term debt	2,000,000	1,250,000
Current portion of deferred payment liability	27,244,146	636,600
Current portion of convertible debentures		7,546,453
Current portion of lease contract liabilities	796,835	578,330
Current portion of other long-term debt	11,121
Total current liabilities	68,447,986	35,239,524
Non-current
Long-term debt	7,681,867	21,651,956
Long-term portion of deferred payment liability	20,794,275	529,124
Long-term portion of lease contract liabilities	2,213,512	2,308,336
Vendor-take-back loan		5,559,250
Other long-term debt	136,324
Deferred tax liability	25,740,885	15,161,987
Total liabilities	125,014,849	80,450,177
Shareholders’ Equity
Share capital	387,087,948	232,616,997
Contributed surplus	25,485,361	7,494,164
Accumulated other comprehensive income (loss)	527,166	45,428
Deficit	(150,332,154)	(98,285,532)
Total shareholders’ equity	262,768,321	141,871,057
Total liabilities and shareholders’ equity	$ 387,783,170	$ 222,321,234